Property Plant and Equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	£ 521
Ending Balance	197	£ 521
Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	2,293	2,297
Additions	13	25
Re-measurement		4
Disposals	(1,181)	(10)
Effect of foreign currency exchange differences	7	(23)
Ending Balance	1,132	2,293
Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(1,772)	(1,431)
Charge for the year	337	367
Disposals	1,181	10
Effect of foreign currency exchange differences	7	(16)
Ending Balance	(935)	(1,772)
Right of Use Assets [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	385
Ending Balance	178	385
Right of Use Assets [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,338	1,356
Re-measurement		4
Disposals	(771)
Effect of foreign currency exchange differences	7	(22)
Ending Balance	574	1,338
Right of Use Assets [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(953)	(757)
Charge for the year	207	212
Disposals	771
Effect of foreign currency exchange differences	7	(16)
Ending Balance	(396)	(953)
Office and Computer Equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	35
Ending Balance	5	35
Office and Computer Equipment [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	349	356
Additions	4	4
Disposals	(97)	(10)
Effect of foreign currency exchange differences		(1)
Ending Balance	256	349
Office and Computer Equipment [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(314)	(272)
Charge for the year	34	52
Disposals	97	10
Ending Balance	(251)	(314)
Fixtures and Fittings [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	101
Ending Balance	14	101
Fixtures and Fittings [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	606	585
Additions	9	21
Disposals	(313)
Ending Balance	302	606
Fixtures and Fittings [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(505)	(402)
Charge for the year	96	103
Disposals	313
Ending Balance	£ (288)	£ (505)